RELATED PARTY BALANCES AND TRANSACTIONS - Due from related parties, net (Details ) - CNY (¥) ¥ in Thousands	Sep. 30, 2021	Sep. 30, 2020
Due From Related Parties, Gross	¥ 61,307	¥ 50,645
Allowance for doubtful account	32,128	28,340
Due from related parties, net	29,179	22,305
Denong [Member]
Due From Related Parties, Gross	1	1
Linze Origin Seeds Ltd [Member]
Due From Related Parties, Gross	45	45
Beijing Shihui [Member]
Due From Related Parties, Gross	32,128	28,340
NCI [Member]
Due From Related Parties, Gross	15,848	12,423
Henan Yingde Agricultural Ltd. [Member]
Due From Related Parties, Gross	8,684	8,904
Beijing Liantaide [Member]
Due From Related Parties, Gross	4,600	0
Close family of the Company's Chairman [Member]
Due From Related Parties, Gross	¥ 1	¥ 932